Strategy Shares

January 11, 2022 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459

Re:                   Strategy Shares (the “Registrant”);

File Nos. 333-170750 and 811-22497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies that: (i) the form of Prospectus that would have been filed under paragraph (c) of Rule 497 for Strategy Shares Halt Climate Change ETF does not differ from that contained in Post-Effective Amendment No. 99 to the Registrant's Registration Statement, which was filed with the Commission on January 7, 2022; and (ii) Post-Effective Amendment No. 99 to the Registrant's Registration Statement has been filed electronically with the Commission.

Very truly yours,

/s/ Jennifer A. Bailey

Jennifer A. Bailey

Secretary